Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Cost of revenues	$23	$213	$75	$580
Research and development	196	598	437	1,288
Sales and marketing	103	315	314	901
General and administrative	871	997	1,888	2,870
Income from discontinued operations, net of tax	36	144	101	391
Total	$1,229	$2,267	$2,815	$6,030

Schedule of Stock Option Activity

Outstanding – December 31, 2023	545,872
Granted	44,250
Exercised	(333)
Canceled	(271,438)
Outstanding – September 30, 2024	318,351
Exercisable – September 30, 2024	196,498

Schedule of Restricted Stock Unit Activity

Non-vested – December 31, 2023	203,008
Granted	1,105,362
Vested	(154,983)
Forfeited	(14,749)
Non-vested – September 30, 2024	1,138,638